Statements of Changes In Shareholders' Deficit - USD ($) $ in Thousands		Series B Preferred Stock	Common Stock		Common Stock to be Issued		Common Stock Subscribed	Additional Paid-in Capital	Accumulated Deficit	Other Comprehensive Loss	Total Stockholders' Deficit	Non-Controlling Interest Additional Paid-in Capital	Non-Controlling Interest Accumulated Deficit	Total Non-Controlling Interest	Total
Beginning balance at Dec. 31, 2017		$ 10	$ 1				$ 400	$ 9,555	$ (14,208)	$ (300)	$ (4,542)	$ 42	$ (672)	$ (630)	$ (5,172)
Beginning balance, shares at Dec. 31, 2017		10,000,000	1,140,398
Committed shares issued				[1]			(400)	400
Committed shares issued, shares			39,070
Adoption of ASU 2016-01									(300)	300
Shares issued for services				[1]				60			60				60
Shares issued for services, shares			13,333
Shares issued for conversion of debt				[1]				37			37				37
Shares issued for conversion of debt, shares			4,167
Extinguish of liability upon shares issuance								893			893				893
Extinguish of liability upon shares issuance, shares			206,811
Issuance of common stock, net of issuance cost	[2]		$ 1					534			535				535
Issuance of common stock, net of issuance cost, shares	[2]		185,163
Warrants and Stock options compensation								444			444				444
Common stock subscribed							100				100				100
Forgiveness of imputed interest on related party payable								237			237	1		1	238
Net income for year									(3,562)		(3,562)		(23)	(23)	(3,585)
Ending balance at Dec. 31, 2018		$ 10	$ 2			[1]	100	12,160	(18,070)		(5,798)	43	(695)	(652)	(6,450)
Ending balance, shares at Dec. 31, 2018		10,000,000	1,588,942
Committed shares issued				[1]		[1]	(100)	100
Committed shares issued, shares			34,000
Shares issued for services				[1]				989			989				989
Shares issued for services, shares			409,831
Shares issued for conversion of debt			$ 2					11,016			11,018				11,018
Shares issued for conversion of debt, shares			2,090,811
Shares issued for cash	[3]		$ 1					538			539				539
Shares issued for cash, shares	[3]		407,645
Shares issued due to the Rescission of the Limecom Acquisition					$ (1)			376			376				376
Shares issued due to the Rescission of the Limecom Acquisition, shares			107,910
Forgiveness of imputed interest on related party payable								67			67				67
Net income for year									(1,320)		(1,320)		34	34	(1,286)
Ending balance at Dec. 31, 2019		$ 10	$ 5					$ 25,246	$ (19,390)		$ 5,871	$ 43	$ (661)	$ (618)	5,253
Ending balance, shares at Dec. 31, 2019		10,000,000	4,639,139
Net income for year															(4,535)
Ending balance at Sep. 30, 2020															$ 3,720

[1]	less than $1.
[2]	Issuance cost during the period were $18
[3]	Issuance cost during the period were $10